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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-04297
                                   -----------

                                  Van Eck Funds
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 3/31/05
                         ---------

ITEM 1.  Schedule of Investments.


Emerging Markets Fund
Schedule of Portfolio Investments
March 31, 2005 (unaudited)

Country                          Shares     Securities                                                          Value
----------------------------------------------------------------------------------------------------------------------

Common Stocks:
Argentina: 1.4%                  37,000     IRSA Inversiones y Representaciones S.A. +                       $ 464,350
                                                                                                 ---------------------

Brazil: 4.2%
                                 18,000     Cia Vale Do Rio Doce (Sponsored ADR)                               478,260
                                 17,000     Petroleo Brasileiro S.A. (Sponsored ADR)                           158,143
                                 60,000     Randon SA Implementos e Participacoes                              751,060
                                                                                                 ---------------------
                                                                                                             1,387,463
                                                                                                 ---------------------
China: 4.9%
                                584,000     Beauty China Holdings Ltd.                                         327,215
                                435,000     Weiqiao Textile Co. Ltd.                                           619,090
                              2,500,000     Yantai North Andre Juice Co. Ltd.                                  230,788
                                320,000     Yanzhou Coal Mining Co. Ltd.                                       434,908
                                                                                                 ---------------------
                                                                                                             1,612,001
                                                                                                 ---------------------

Hong Kong: 8.1%
                                915,000     Chen Hsong Holdings Ltd.                                           516,197
                                375,000     Chitaly Holdings Ltd.                                              341,375
                              1,200,000     China Petroleum and Chemical Corporation                           484,656
                              6,636,000     Media Partners International
                                                       Holdings, Inc. +                                        467,962
                              1,175,000     Midland Realty Holdings Ltd.                                       726,904
                                904,000     SNP Leefung Holdings Ltd.                                          168,065
                                                                                                 ---------------------
                                                                                                             2,705,159
                                                                                                 ---------------------

India: 4.3%
                                 40,000     Bharat Electronics Ltd.                                            609,389
                                 67,000     Bharti Tele-Ventures Ltd. +                                        317,356
                                  2,500     Jet Airways India Ltd. +                                            69,418
                                 13,562     Tata Consultancy Services Ltd.                                     444,950
                                                                                                 ---------------------
                                                                                                             1,441,113
                                                                                                 ---------------------

Indonesia: 2.9%
                              8,000,000     PT Berlin Laju Tanker Tbk                                          726,505
                                200,000     PT Astra International Tbk                                         221,753
                                                                                                 ---------------------
                                                                                                               948,258
                                                                                                 ---------------------

Israel: 1.1%
                                 11,900     Teva Pharmaceutical
                                                       Industries Ltd. (ADR)                                   368,900
                                                                                                 ---------------------

Malaysia: 3.6%
                                650,000     Bandar Raya Developments Berhad                                    338,684
                                330,000     Dreamgate Corp. Berhad+                                            149,368
                                157,000     Multi-Purpose Holdings Berhad
                                                       Rights (MYR 1.00, expiring 2/26/09) +                    16,526
                                220,000     Top Glove Corp. Berhad                                             268,632
                                175,000     Transmile Group Berhad                                             437,500
                                                                                                 ---------------------
                                                                                                             1,210,710
                                                                                                 ---------------------

Mexico: 4.4%
                                210,000     Corporacion GEO S.A. de C.V. (Series B) +                          454,049
                                108,700     Grupo Industrial Saltillo, S.A. de C.V.                            214,101
                                150,000     Grupo Modelo S.A. de C.V (Series C)                                441,828
                                100,000     Walmart de Mexico S.A. de C.V (Series V)                           350,956
                                                                                                 ---------------------
                                                                                                             1,460,934
                                                                                                 ---------------------

Philippines: 1.0%
                                 78,300     SM Investments Corporation +                                       325,893
                                                                                                 ---------------------

Russia: 1.2%
                                  3,000     Lukoil (Sponsored ADR)                                             406,200
                                                                                                 ---------------------


Singapore: 7.0%
                              1,100,000     Citiraya Industries Ltd.                                            73,293
                                930,000     First Engineering Ltd.                                             704,161
                                650,000     Goodpack Ltd.                                                      492,156
                                 81,250     Goodpack Ltd. Warrants
                                                       (SGD 1.00, expiring 4/13/07) +                            9,351
                              1,100,000     Noble Group Ltd.                                                   966,140
                                172,800     LMA International NV +                                              94,203
                                                                                                 ---------------------
                                                                                                             2,339,304
                                                                                                 ---------------------


Country                          Shares     Securities                                                          Value
----------------------------------------------------------------------------------------------------------------------

South Africa: 5.0%
                                 71,000     Bidvest Group Ltd.                                                 805,964
                                400,000     FirstRand Ltd.                                                     854,898
                                                                                                 ---------------------
                                                                                                             1,660,862
                                                                                                 ---------------------

South Korea: 22.7%
                                100,000     Daewoo Heavy Industries and Machinery Ltd.                         892,171
                                 35,000     GS Holdings Corp.                                                  866,814
                                 65,515     Insun ENT Co. Ltd.                                               1,254,817
                                 24,705     Kangwon Land Inc.                                                  369,784
                                 50,000     Korea Tronics Ltd.                                                 344,658
                                  9,000     Korea Zinc Co. Ltd.                                                300,443
                                  5,000     POSCO                                                              989,660
                                  2,076     Samsung Electronics Co. Ltd.                                     1,026,245
                                 25,000     SFA Engineering Corp.                                              576,071
                                120,000     Taewoong Co. Ltd.                                                  918,168
                                                                                                 ---------------------
                                                                                                             7,538,831
                                                                                                 ---------------------

Taiwan: 13.1%
                                429,422     Advantech Co. Ltd.                                                 981,349
                                650,000     Asia Vital Components Co. Ltd.                                     536,406
                                435,000     Career Technology (MFG.) Co. Ltd.                                  711,055
                                137,000     High Tech Computer Corp.                                           991,430
                                140,000     Merry Electronics Co. Ltd.                                         343,046
                                350,000     Taiwan Fu Hsing Industrial Co. Ltd.                                401,035
                                300,000     Tsann Kuen Enterprise Co. Ltd.                                     405,637
                                                                                                 ---------------------
                                                                                                             4,369,958
                                                                                                 ---------------------

Thailand: 4.8%
                              4,100,000     Asian Property Development
                                                       Public Co. Ltd.                                         427,607
                                175,000     Major Cineplex Group Public Co. Ltd.
                                                       Warrants (THB 13.00,
                                                       expiring 2/02/07)+                                        8,857
                                700,000     Quality Houses Public Co. Ltd.
                                            Warrants (THB 1.20, expiring 11/09/08) +                             5,010
                              2,123,500     Royal Garden Resort Public Co. Ltd.                                217,127
                                480,000     Shin Corporation Public Co. Ltd.                                   481,595
                                 70,000     Siam Cement Public Company Ltd.                                    447,342
                                                                                                 ---------------------
                                                                                                             1,587,538
                                                                                                 ---------------------

Venezuela: 2.9%
                                 51,000     Compania Anonima Nacional
                                                       Telefonos de Venezuela (ADR)                            964,922
                                                                                                 ---------------------

Total Common Stocks: 92.6%
(Cost: $24,607,227)                                                                                         30,792,396
                                                                                                 ---------------------

Preferred Stocks:
Brazil: 4.9%                    500,000     Caemi Mineracao e Metalurgia S.A. +                                462,374
                                634,094     Itausa Investimentos Itau S.A.                                   1,168,005
                                                                                                 ---------------------
Total Preferred Stocks: 4.9%                                                                                 1,630,379
                                                                                                 ---------------------
(Cost: $909,184)

Total Investments: 97.5%
(Cost: $25,516,411)                                                                                         32,422,775
Other assets less liabilities: 2.5%                                                                            848,700
                                                                                                 ---------------------
Net Assets: 100%                                                                                           $33,271,475
                                                                                                 =====================


Glossary:
ADR - American Depositary Receipt
+ Non-income producing

                                                      % of
Summary of Investments by Industry                 Net Assets
----------------------------------                 ----------

Advertising                                            1.4%
Airlines                                               0.2%
Auto Parts & Equipment                                 0.5%
Banks                                                  2.6%
Beverages                                              2.0%
Chemicals                                              0.8%
Commercial Services                                    0.5%
Cosmetics & Personal Care                              1.0%
Diversified                                           15.0%
Electronics                                            8.1%
Energy                                                 1.3%
Engineering & Construction                             1.3%
Entertainment                                          0.5%
Environmental Control                                  4.0%
Hand/Machine Tools                                     1.6%
Healthcare- Products                                   0.3%
Healthcare- Services                                   1.1%
Home Builders                                          1.4%
Home Furnishings                                       3.4%
Investment Companies                                   1.0%
Iron/Steel                                             3.0%
Lodging                                                1.7%
Machinery- Diversified                                 5.4%
Metal Fabricate/Hardware                               2.8%
Mining                                                 0.9%
Miscellaneous Manufacturer                             2.1%
Oil & Gas                                              4.9%
Real Estate                                            7.2%
Retail                                                 1.7%
Software                                               1.3%
Technology                                             7.5%
Telecommunications                                     5.3%
Textiles                                               1.9%
Transportation                                         3.7%
Other assets less liabilities                          2.6%
                                                     ------
                                                     100.0%
                                                     ======


For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Global Hard Assets Fund
Schedule of Portfolio Investments
March 31, 2005 (unaudited)


Country                          Shares     Securities                                                          Value
----------------------------------------------------------------------------------------------------------------------
Common Stocks:
Australia: 6.3%
                                  26,846     BHP Billiton Ltd.                                               $ 371,053
                                 879,358     Cooper Energy NL +                                                170,035
                                 350,000     Iluka Resources Ltd.                                            1,537,619
                                 129,215     Newcrest Mining Ltd.                                            1,739,979
                                 542,500     Oil Search Ltd.                                                 1,015,424
                                 247,000     Portman Ltd.                                                      739,333
                                  41,000     Rio Tinto Ltd.                                                  1,431,455
                                 160,500     Santos Ltd.                                                     1,117,249
                                 441,800     Zinifex Ltd. +                                                  1,014,879
                                                                                                 ---------------------
                                                                                                             9,137,026
                                                                                                 ---------------------

Brazil: 1.1%
                                   9,000     Cia Vale Do Rio Doce (Sponsored ADR)                              284,490
                                  32,000     Petroleo Brasileiro S.A. (ADR)                                  1,413,760
                                                                                                 ---------------------
                                                                                                             1,698,250
                                                                                                 ---------------------

Canada: 19.8%
                                 225,500     AUR Resources, Inc.                                             1,315,999
                                 328,700     Bema Gold Corp. +                                                 880,337
                                 707,700     Brazilian Resources, Inc. +                                        48,262
                                   5,720     Brookfield Homes Corp.                                            241,441
                                  10,600     Brookfield Properties Corp. (USD)                                 408,100
                                  27,000     Brookfield Properties Corp.                                       690,093
                                 100,000     Cumberland Resources Ltd.+                                        132,259
                                  39,000     Dofasco                                                         1,149,287
                                 123,000     Domtar, Inc.                                                    1,045,208
                                 119,900     Domtar, Inc. (USD)                                              1,014,354
                                  24,450     Ensign Resources Service Group, Inc.                              544,681
                                 170,000     Find Energy Ltd.+                                                 469,353
                                  37,000     First Capital Realty Inc.                                         582,029
                                  30,000     FNX Mining Co., Inc. +                                            193,428
                                 127,000     Gammon Lake Resources, Inc. +                                     736,962
                                 325,000     Killam Properties, Inc. +                                         714,610
                                 278,000     LionOre Mining International Ltd. +                             1,562,637
                                 575,000     Miramar Mining Corp. +                                            622,649
                                  48,000     Noranda, Inc.                                                     964,563
                                 301,500     Northern Orion Exploration                                        411,221
                                 360,000     Northern Orion Resources, Inc. +                                1,044,513
                                   7,800     NQL Drilling Tools, Inc. (Class A) +                               18,376
                                  72,500     Parkbridge Lifestyles Communities, Inc. +                         356,582
                                  17,000     Penn West Petroleum Ltd.                                        1,125,604
                                  26,100     Petro-Canada                                                    1,510,146
                                  81,000     Petrolifera Petroleum*                                             66,956
                                  70,000     SFK Pulp Fund                                                     391,155
                                  11,400     Suncor Energy, Inc.                                               459,204
                                  22,600     Suncor Energy, Inc. (USD)                                         908,746
                                 111,000     Talisman Energy, Inc.                                           3,797,719
                                 187,400     TimberWest Forest Corp. (Stapled Units)                         2,289,541
                                  26,200     Trican Well Service Ltd. +                                      1,689,275
                                 400,000     Wheaton River Minerals Ltd. +                                   1,428,394
                                                                                                 ---------------------
                                                                                                            28,813,684
                                                                                                 ---------------------
China: 1.4%
                               3,450,000     Aluminum Corporation of China Ltd.                              1,990,551
                                                                                                 ---------------------

Finland: 0.6%
                                  67,500     Storo Enso Oyj (R Shares)                                         947,810
                                                                                                 ---------------------

France: 1.4%
                                  17,200     Total S.A. (ADR)                                                2,016,356
                                                                                                 ---------------------

Hong Kong: 0.3%
                                  44,400     Sun Hung Kai Properties Ltd.                                      402,764
                                                                                                 ---------------------

Peru: 0.4%
                                  26,400     Compania de Minas Buenaventura S.A. (Sponsored ADR)               601,392
                                                                                                 ---------------------


Country                          Shares     Securities                                                          Value
----------------------------------------------------------------------------------------------------------------------

South Africa: 3.1%
                                  45,000     Gold Fields Ltd. (Sponsored ADR)                                  523,088
                                  35,500     Impala Platinum Holdings Ltd.                                   2,988,215
                                  87,800     Sappi Ltd. (Sponsored ADR)                                      1,079,940
                                                                                                 ---------------------
                                                                                                             4,591,243
                                                                                                 ---------------------

United Kingdom: 3.0%
                                  37,462     BHP Billiton PLC                                                  502,853
                                 198,000     Randgold Resources Ltd. (ADR)                                   2,447,280
                                 154,668     Vendanta Resources PLC                                          1,375,309
                                                                                                 ---------------------
                                                                                                             4,325,442
                                                                                                 ---------------------

U.S.A.: 53.3%                     20,000     Agnico-Eagle Mines Ltd. Warrants                                   49,000
                                                       (USD 19.00, expiring 11/14/07) +
                                  30,900     Alcoa, Inc.                                                       939,051
                                  15,000     AMB Property Corp.                                                567,000
                                  13,300     American Commerical Lines, Inc. +                                 824,600
                                  39,000     Apache Corp.                                                    2,387,970
                                 111,000     BJ Services Co.                                                 5,758,680
                                   7,000     Boston Properties, Inc.                                           421,610
                                  33,700     Bunge Ltd.                                                      1,815,756
                                  26,000     Chicago Bridge & Iron Co. N.V. (NY Reg. Shares)                 1,144,780
                                  16,000     Comstock Resources, Inc. +                                        459,840
                                  16,000     ConocoPhillips                                                  1,725,440
                                  36,100     Cooper Cameron Corp. +                                          2,065,281
                                  23,300     Ensco International, Inc.                                         877,478
                                  26,500     FirstEnergy Corp.                                               1,111,675
                                  18,000     FMC Technologies Inc. +                                           597,240
                                  38,500     Forest Oil Corp. +                                              1,559,250
                                  24,100     Frontier Oil Corp.                                                873,866
                                  82,900     Glamis Gold Ltd. +                                              1,294,069
                                  71,000     GlobalSantaFe Corp.                                             2,629,840
                                  42,000     Golden Star Resources Ltd.                                        120,540
                                 122,500     Halliburton Co.                                                 5,298,125
                                  64,300     Inco Ltd. +                                                     2,559,140
                                  49,400     Kerr-McGee Corp.                                                3,869,502
                                  73,400     La Quinta Corp. +                                                 623,900
                                   8,100     Longview Fibre Co.                                                151,956
                                  62,600     McDermott International, Inc. +                                 1,185,018
                                 108,300     Mercer International, Inc. +                                      990,945
                                  22,500     Murphy Oil Corp.                                                2,221,425
                                  84,350     Nabors Industries, Inc. +                                       4,988,459
                                  64,959     National-Oilwell, Inc. +                                        3,033,576
                                  50,700     Newfield Exploration Co. +                                      3,764,982
                                   9,500     Noble Energy, Inc.                                                646,190
                                  17,700     Oil States International, Inc. +                                  363,735
                                  30,199     PetroKazakhstan, Inc. (Class A)                                 1,213,094
                                  92,700     Plains Exploration & Production Co.+                            3,235,230
                                  44,000     Pope & Talbot, Inc.                                               773,520
                                 103,000     Pride International, Inc. +                                     2,558,520
                                  14,800     Quicksilver Resources, Inc. +                                     721,204
                                  53,800     Southwestern Energy Co. +                                       3,053,688
                                  10,000     Starwood Hotels & Resorts Worldwide, Inc.                         600,300
                                  76,200     Todco (Class A) +                                               1,969,008
                                  42,800     Valero Energy Corp.                                             3,135,956
                                   2,900     Walter Industries, Inc.                                           123,395
                                  22,000     Weatherford International Ltd. +                                1,274,680
                                  31,600     Weyerhaeuser Co.                                                2,164,600
                                                                                                 ---------------------
                                                                                                            77,743,114
                                                                                                 ---------------------
Total Common Stocks: 90.7%
(Cost: $97,619,862)                                                                                        132,267,632
                                                                                                 ---------------------

Preferred Stock
Russia: 0.3%
                                   7,800     Surgutneftegaz, Inc.
(Cost: $26,130)                                            (Sponsored ADR)                                     456,300
                                                                                                 ---------------------


Principal                                            Date of
Amount                                               Maturity                                         Coupon
----------------------------------------------------------------------------------------------------------------------
Short-Term Obligations: 8.4%
Repurchase Agreement
Purchased on 3/31/05;
Maturity value $12,242,765
(with State Street Bank &
Trust Co., collateralized by
$12,600,000 Federal Home Loan Bank
3.375% due 2/23/07 with a value
of $12,491,325)
(Cost: $12,242,000)                                  04/01/05                             2.25%             12,242,000
                                                                                                 ---------------------

Total Investments: 99.4%
(Cost: $109,887,992)                                                                                       144,965,932
Other assets less liabilities: 0.6%                                                                            870,521
                                                                                                 ---------------------
Net Assets: 100%                                                                                         $ 145,836,453
                                                                                                 =====================


Glossary:
ADR - American Depositary Receipt
+ Non-income producing
* Fair Value as determined by a valuation committee under the direction of the Board of Trustees



                                                        % of
Summary of Investments by Industry                   Net Assets
----------------------------------                   ----------

Agriculture                                               1.3%
Electric                                                  0.7%
Engineering&Construction                                  1.6%
Forest Products & Paper                                   7.4%
Healthcare-Services                                       0.2%
Holding Companies-Diversified                             0.1%
Iron & Steel                                              1.3%
Lodging                                                   0.8%
Mining                                                   21.3%
Oil & Gas                                                39.1%
Oil & Gas Services                                       13.8%
Real Estate                                               2.1%
REITS                                                     0.7%
Transportation                                            0.6%
Short-Term Obligation                                     8.4%
Other assets less liabilities                             0.6%
                                                        ------
                                                        100.0%
                                                        ======


For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

International Investors Gold Fund
Schedule of Portfolio Investments
March 31, 2005 (unaudited)

                                Shares/
Country                     Principal Amount    Securities                                                     Value
----------------------------------------------------------------------------------------------------------------------
Common Stocks:
AUSTRALIA: 9.8%
                                 2,865,000    Adamus Resources Ltd. +                                      $ 1,506,835
                                 6,533,788    Lihir Gold Ltd. +                                              5,407,307
                                   984,685    Newcrest Mining Ltd.                                          13,259,536
                                 2,875,000    Oxiana Ltd. +                                                  2,245,905
                                   422,000    Sino Gold Ltd. +                                                 620,152
                                 8,175,000    Tanami Gold NL +                                                 821,984
                                    49,503    Yilgarn Mining Ltd. +                                              6,126
                                                                                                 ---------------------
                                                                                                            23,867,845
                                                                                                 ---------------------

CANADA: 49.8%
                                   178,800    Agnico-Eagle Mines Ltd.                                        2,601,540
                                   250,000    Aquiline Resources, Inc. +                                       278,983
                                   650,000    Aurelian Resources, Inc. +                                       359,992
                                   650,000    Aurelian Resources, Inc. Warrants
                                              (CAD 0.60 year 1, CAD 0.75 year 2,
                                              CAD 0.85 year 3, CAD 1.00 year 4,
                                              expiring 4/09/07) + *                                                 --
                                 3,250,000    Aurizon Mines Ltd. +                                           3,384,997
                                 1,000,000    AXMIN, Inc. +                                                    413,309
                                 1,000,000    Bema Gold Corp. +                                              2,680,000
                                   500,000    Bema Gold Corp. Warrants
                                              (CAD 1.90, expiring 10/27/07) +                                  681,959
                                   554,600    Brazauro Resources Corp. +                                       586,806
                                   598,600    Central Fund of Canada Ltd. (Class A)                          3,214,482
                                 1,750,000    Claude Resources, Inc. +                                       1,779,293
                                 1,219,100    Cumberland Resources Ltd. +                                    1,612,366
                                   245,000    DRC Resources Corp. +                                          1,346,766
                                 1,800,000    Eldorado Gold Corp. +                                          5,133,292
                                   240,000    Gabriel Resources Ltd. +                                         357,099
                                   560,000    Gabriel Resources Ltd. Units +                                   833,230
                                   280,000    Gabriel Resources Ltd. Warrants
                                              (CAD 2.75, expiring 3/31/07) +                                        --
                                 1,023,000    Gammon Lake Resources, Inc. +                                  5,936,317
                                    90,800    Goldcorp, Inc. (Class A)                                       1,290,268
                                    24,500    Golden Arrow Resources Corp. +                                    12,759
                                   615,000    Golden Star Resources Ltd. +                                   1,753,875
                                   167,500    Golden Star Resources Ltd. (USD) +                               480,725
                                   650,000    Great Basin Gold Ltd. +                                          730,729
                                 6,310,810    Guinor Gold Corp. +                                            5,738,286
                                 1,488,200    IAMGOLD Corp.                                                  9,164,778
                                   145,000    IMA Exploration, Inc. +                                          447,076
                                   600,000    Ivanhoe Mines Ltd. +                                           4,513,329
                                    25,005    Kinross Gold Corp. +                                             152,128
                                 1,124,490    Kinross Gold Corp. (USD) +                                     6,746,940
                                   460,660    Meridian Gold, Inc. +                                          7,768,104
                                   720,000    Mexgold Resources, Inc. +                                      1,630,750
                                   360,000    Mexgold Resources, Inc. Warrants
                                              (CAD 2.50, expiring 2/26/06) + *                                  71,420
                                   500,000    Minefinders Corp. Ltd. +                                       3,343,666
                                 1,997,300    Miramar Mining Corp. +                                         2,162,813
                                   572,000    Northern Orion Resources, Inc. +                               1,659,616
                                   536,000    Northern Orion Resources, Inc. Warrants
                                              (CAD 2.00, expiring 5/29/08) +                                   731,060
                                 1,270,000    Northgate Minerals Corp. +                                     1,805,662
                                   166,666    Northgate Minerals Corp. Warrants
                                              (CAD 3.00, expiring 12/28/06) +                                   33,065
                                 2,700,000    Orezone Resources, Inc. (Class A) +                            3,660,260
                                   236,759    Pan American Silver Corp. +                                    3,741,957
                                   118,380    Pan American Silver Corp. Warrants
                                              (CAD 12.00, expiring 2/20/08) +                                  832,256
                                   659,875    Placer Dome, Inc.                                             10,703,173
                                   555,555    Red Back Mining, Inc. +                                          872,539
                                   400,000    River Gold Mines Ltd. +                                          410,002
                                   503,000    Silver Wheaton Corp. +                                         1,609,101
                                 1,257,500    Silver Wheaton Corp. Warrants
                                              (CAD 4.00, expiring 8/05/09) +                                   509,341
                                 3,350,000    Wheaton River Minerals Ltd. +                                 11,962,802
                                 1,750,000    Wheaton River Minerals Ltd. Warrants
                                              (CAD 1.65, expiring 5/30/07) +                                 3,876,834
                                   735,000    Wolfden Resources, Inc. +                                      1,974,582
                                                                                                 ---------------------
                                                                                                           121,590,327
                                                                                                 ---------------------

PERU: 2.0%
                                   222,000    Compania de Minas Buenaventura S.A.(ADR) (Series B)            5,057,160
                                                                                                 ---------------------

SOUTH AFRICA: 13.3%
                                   222,000    African Rainbow Minerals Ltd. +                                1,121,212
                                   249,249    AngloGold Ashanti Ltd. (Sponsored ADR)                         8,586,628
                                   349,000    DRDGOLD Ltd. (Sponsored ADR) +                                   317,590
                                   880,162    Gold Fields Ltd. (Sponsored ADR)                              10,113,061
                                   540,000    Harmony Gold Mining Co. Ltd.                                   4,212,000
                                    61,000    Impala Platinum Holdings Ltd.                                  5,134,680
                                    92,000    Impala Platinum Holdings Ltd. (Sponsored ADR)                  1,940,151
                                   470,000    Mvelaphanda Resources Ltd. +                                   1,130,351
                                                                                                 ---------------------
                                                                                                            32,555,673
                                                                                                 ---------------------


                                Shares/
Country                     Principal Amount    Securities                                                      Value
----------------------------------------------------------------------------------------------------------------------
SWEDEN: 0.3%
                                   700,000    Riddarhyttan Resources AB +                                      811,778
                                                                                                 ---------------------

UNITED KINGDOM: 6.2%
                                 1,220,000    Randgold Resources Ltd. (ADR) +                               15,079,200
                                                                                                 ---------------------

UNITED STATES: 17.1%
                                 1,150,000    Crystallex International Corp. +                               4,036,500
                                   125,000    Freeport-McMoRan Copper & Gold, Inc.                           4,951,250
                                   978,300    Glamis Gold Ltd. +                                            15,271,263
                                   337,400    Hecla Mining Co. +                                             1,848,952
                                 1,610,000    Metallica Resources, Inc. (CAD) +                              2,116,057
                                   100,000    Metallica Resources, Inc. +                                      132,000
                                   255,000    Metallica Resources, Inc. Warrants
                                              (CAD 3.10, expiring 12/11/08) +*                                  67,452
                                   264,500    Newmont Mining Corp.                                          11,175,125
                                   119,100    Royal Gold, Inc.                                               2,183,103
                                                                                                 ---------------------
                                                                                                            41,781,702
                                                                                                 ---------------------

Total Common Stocks: 98.5%
(Cost: $133,075,839)                                                                                       240,743,685
                                                                                                 ---------------------

Corporate Notes:
SOUTH AFRICA: 1.0%               3,000,000    Durban Roodeport Deep Ltd.
                                              6.00% 11/12/06 Senior Convertible Note (144A)
                                              (Cost: $3,000,000)                                             2,373,750
                                                                                                 ---------------------

Short-Term Obligations: 0.3%                                                        Date of   Interest
                                                                                   Maturity     Rate
                                   725,000    Repurchase Agreement Purchased on
                                              3/31/05; maturity value $725,045
                                              (with State Street Bank & Trust
                                               Co., collateralized by $745,000
                                              Federal Home Loan Bank 3.625% due
                                              1/15/08 with a value of $740,825)
                                              (Cost: $725,000)                      4/1/2005     2.25%         725,000
                                                                                                          ------------

Total Investments: 99.8%
(Cost: $136,800,839)                                                                                       243,842,435
Other assets less liabilities: 0.2%                                                                            375,285
                                                                                                          ------------
Net Assets: 100.0%                                                                                        $244,217,720
                                                                                                          ============


                                                      % of
Summary of Investments by Industry                 Net Assets
----------------------------------                 ----------

Mining Diversified                                     3.8%
Platinum                                               2.9%
Precious Metals                                       92.8%
Short-Term Obligation                                  0.3%
Other assets less liabilities                          0.2%
                                                     ------
                                                     100.0%
                                                     ======



 Glossary:
 ADR-American Depositary Receipt
 + Non-Income Producing

 * Fair value as determined by a valuation committee under the direction of the Board of Trustees.

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Van Eck Funds


By Bruce J. Smith, Chief Financial Officer,   Van Eck Funds

     /s/ Bruce J. Smith
     --------------------------------------------------

Date May 27, 2005
     ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds
     ------------------------------------------------------------

Date May 27, 2005
     ------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds
     ----------------------------------------------------------

Date May 27, 2005
     ------------